Long-term debt	12 Months Ended
Mar. 31, 2023
Long-term debt
16. Long-term debt
Long-term debt as of March 31, 2022 and March 31, 2023 was comprised of the following:

	As of March 31,
	2022		2023		2023

	(In millions)
Subordinated debt	Rs.	259,452.5	Rs.	375,060.0	US$	4,563.3
Others ( * )		1,295,854.3		1,681,587.2		20,459.8
Debt issuance cost		(973.4)		(2,210.8)		(26.9)

Total	Rs.	1,554,333.4	Rs.	2,054,436.4	US$	24,996.2

( * )
Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.0% per annum and Rs. 90,200.0 million (US$ 1,097.5 million) with stated interest rate of 4.2% per annum for the fiscal
years ended March 31, 2022 and March 31, 2023, respectively, under RBI long-term repo operation with a three-year maturity period.

The below table presents the balance of long-term debt as of March 31, 2022 and March 31, 2023 and the related contractual rates and maturity dates:

	As of
	March 31, 2022				March 31, 2023
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total

	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2023-2031	7.35% to 10.20%	Rs.	89,759.4	2024-2033	7.35% to 10.20%	Rs.	248,983.8	US$	3,029.4
Perpetual debt — (1)	2023-2030	7.55% to 9.70%		93,848.2	2024-2030	7.55% to 9.40%		43,850.5		533.5
Perpetual debt — (2)	2027	3.70%		75,216.3	2027	3.70%		81,724.6		994.3
Others ( * )
Variable rate — (1)	2023-2024	1.40% to 1.80%		40,045.9	2024-2026	1.40% to 4.80%		76,405.9		929.6
Variable rate — (2)	2023-2027	4.40% to 6.90%		82,243.1	2024-2029	4.50% to 9.44%		148,813.9		1,810.6
Fixed rate — (1)	2023-2030	2.80% to 9.21%		1,173,220.5	2024-2030	2.80% to 9.81%		1,374,137.4		16,719.0
Fixed rate — (2)	—	—		—	2024	2.58%		80,520.3		979.8

Total			Rs.	1,554,333.4			Rs.	2,054,436.4	US$	24,996.2

( * )
Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rat
e deb
t is typically indexed to LIBOR, SOFR,
T-bill
rates, Marginal cost of funds based lending rates (“MCLR”), among others.

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2023
	(In millions)
Due in the fiscal year ending March 31:
2024	Rs.	515,282.4	US$	6,269.4
2025		231,738.2		2,819.5
2026		653,549.2		7,951.7
2027		141,079.6		1,716.5
2028		48,214.9		586.6
Thereafter		338,997.0		4,124.7

Total (1)	Rs.	1,928,861.3	US$	23,468.4

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 125,575.1 million (net of debt issuance cost).
During the
f
iscal
year ended March 31, 2023 the Bank issued subordinated debt amounting to Rs. 200,000.0 million (previous period nil) and perpetual debt amounting to Rs. 30,000.0 million (previous period Rs. 84,682.5 million). During the fiscal
year ended March 31, 2023, the Bank also raised other long-term debt amounting to Rs. 792,933.1 million (previous period Rs. 638,226.4 million).
As of March 31, 2022 and March 31, 2023, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 40,170.0 million and Rs. 157,092.6 million, respectively, and functional currency borrowings aggregating to Rs. 1,255,684.3 million
and
Rs. 1,524,494.6 million, respectively.